S000054723 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	14.56%	14.62%
MSCI USA Small Cap Minimum Volatility Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.62%	4.99%	8.20%
iShares MSCI USA Small-Cap Min Vol Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent	18.35%	4.84%	8.01%
Performance Inception Date			Sep. 07, 2016
iShares MSCI USA Small-Cap Min Vol Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.76%	4.40%	7.49%
iShares MSCI USA Small-Cap Min Vol Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.12%	3.67%	6.29%